UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-05216

ELFUN INTERNATIONAL EQUITY FUND

(Exact name of registrant as specified in charter)

STATE STREET FINANCIAL CENTER

ONE LINCOLN STREET

P.O. BOX 5049

BOSTON, MASSACHUSETTS 02111

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service) Joshua A. Weinberg, Esq. Vice President and Managing Counsel SSGA Funds Management, Inc. One Lincoln Street Boston, MA 02111	Copy to: Timothy W. Diggins, Esq. Ropes & Gray LLP 800 Boylston Street Boston, MA 02199-3600

Registrant’s telephone number, including area code: (617) 664-7037

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Item 1.	Schedule of Investments.

Elfun International Equity Fund

Schedule of Investments	March 31, 2018 (Unaudited)

	Number of Shares	Fair Value
Common Stock – 95.8% †

Australia – 0.7%
Suncorp Group Ltd.	149,214	$1,536,909
Belgium – 2.0%
Anheuser-Busch InBev S.A.	43,343	4,763,100
Canada – 1.2%
Brookfield Asset Management Inc., Class A	27,705	1,079,190	(a)
Cenovus Energy Inc.	91,814	781,229	(a)
Seven Generations Energy Ltd., Class A	79,497	986,583	(b)
		2,847,002
China – 1.6%
NetEase Inc. ADR	3,623	1,015,853
New Oriental Education & Technology Group Inc. ADR	30,951	2,712,855
		3,728,708
France – 12.3%
Air Liquide S.A.	26,270	3,222,219
Airbus SE	32,626	3,774,871
AXA S.A.	130,520	3,467,924
BNP Paribas S.A.	72,913	5,404,645
Schneider Electric SE	55,799	4,911,342
Valeo S.A.	58,161	3,845,481
Vivendi S.A.	153,989	3,991,728
		28,618,210
Germany – 11.9%
Bayer AG	44,507	5,014,995
Fresenius SE & Company KGaA	27,354	2,090,599
HeidelbergCement AG	32,019	3,144,077
Infineon Technologies AG	133,849	3,597,878
KION Group AG	35,287	3,292,811	(a)
SAP SE	47,108	4,943,072
Wacker Chemie AG	18,979	3,117,357
Zalando SE	48,595	2,650,472	(b)
		27,851,261
Hong Kong – 2.2%
AIA Group Ltd.	596,367	5,098,051
India – 2.4%
ICICI Bank Ltd.	722,850	3,137,049
Power Grid Corporation of India Ltd.	853,791	2,544,246
		5,681,295
Ireland – 1.2%
Kerry Group PLC, Class A	28,299	2,867,811
Italy – 1.6%
Intesa Sanpaolo S.p.A.	1,039,083	3,781,460
Japan – 26.6%
Daikin Industries Ltd.	44,400	4,935,085
FANUC Corp.	17,200	4,428,762
Hoya Corp.	78,200	3,952,129
Kao Corp.	60,000	4,506,736
Keyence Corp.	5,600	3,499,893
Komatsu Ltd.	150,500	5,044,199
Mitsubishi UFJ Financial Group Inc.	789,600	5,250,092
Mitsui Fudosan Company Ltd.	160,118	3,867,447
Murata Manufacturing Company Ltd.	30,897	4,266,985
Nidec Corp.	28,700	4,419,462
Secom Company Ltd.	41,400	3,085,282
Sekisui House Ltd.	201,100	3,681,589
Shimano Inc.	19,500	2,815,427

	Number of Shares	Fair Value
SoftBank Group Corp.	39,401	$2,940,490
Subaru Corp.	103,800	3,437,843
Tokio Marine Holdings Inc.	44,149	2,002,877
		62,134,298
Netherlands – 4.7%
ASML Holding N.V.	31,138	6,171,454
ING Groep N.V.	277,844	4,686,389
		10,857,843
Norway – 2.1%
Statoil ASA	207,941	4,913,922
Portugal – 1.4%
Galp Energia SGPS S.A.	169,839	3,201,382
South Africa – 0.5%
Naspers Ltd., Class N	4,431	1,083,408
Spain – 1.0%
Banco Bilbao Vizcaya Argentaria S.A.	301,079	2,383,253
Sweden – 3.4%
Assa Abloy AB, Class B	195,571	4,226,432
Hexagon AB, Class B	60,504	3,600,639
		7,827,071
Switzerland – 6.8%
Givaudan S.A.	1,413	3,218,151
Nestle S.A.	93,484	7,376,768
Roche Holding AG	22,950	5,255,865
		15,850,784
Taiwan – 1.4%
Taiwan Semiconductor Manufacturing Company Ltd.	382,900	3,243,239
United Kingdom – 10.8%
BHP Billiton PLC	252,869	4,996,789
Prudential PLC	178,125	4,450,471
Shire PLC	73,118	3,638,550
Smith & Nephew PLC	171,247	3,203,058
Smiths Group PLC	165,794	3,526,156
Vodafone Group PLC	1,940,020	5,307,195
		25,122,219
Total Common Stock (Cost $180,015,619)		223,391,226
Short-Term Investments – 3.8%
State Street Institutional Treasury Money Market Fund – Premier Class 1.51%	4,455,468	4,455,468	(c,d)
State Street Institutional U.S. Government Money Market Fund – Class G Shares 1.62%	4,451,795	4,451,795	(c,d)
Total Short-Term Investments (Cost $8,907,263)		8,907,263

Total Investments (Cost $188,922,882)		232,298,489

Other Assets and Liabilities, net – 0.4%		967,609

NET ASSETS – 100.0%		$233,266,098

Elfun International Equity Fund

Schedule of Investments	March 31, 2018 (Unaudited)

Other Information:
The Fund had the following long futures contracts open at March 31, 2018:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Depreciation

MSCI EAFE Mini Index Futures	June 2018	26	$2,643,429	$2,600,780	$(42,649)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	At March 31, 2018, all or a portion of this security was pledged to cover collateral requirements for futures.
(b)	Non-income producing security.
(c)	Coupon amount represents effective yield.
(d)	Sponsored by SSGA Funds Management, Inc., the Funds’ investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Funds’ sub-administrator, custodian and accounting agent.
†	Percentages are based on net assets as of March 31, 2018.

Abbreviations:

ADR American	Depositary Receipt

The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2018:

Fund	Investments	Level 1	Level 2	Level 3	Total

Elfun International Equity Fund	Investments in Securities
	Common Stock	$223,391,226	$—	$—	$223,391,226
	Short-Term Investments	8,907,263	—	—	8,907,263

	Total Investments in Securities	$232,298,489	$—	$—	$232,298,489

	Other Financial Instruments
	Long Futures Contracts – Unrealized Depreciation	$(42,649)	$—	$—	$(42,649)

The Fund was invested in the following sectors at March 31, 2018 (unaudited):

Sector	Percentage (based on Fair Value)

Diversified Banks	10.61%
Pharmaceuticals	4.42%
Packaged Foods & Meats	4.41%
Life & Health Insurance	4.11%
Electrical Components & Equipment	4.02%
Building Products	3.94%
Integrated Oil & Gas	3.83%
Construction Machinery & Heavy Trucks	3.59%
Wireless Telecommunication Services	3.55%
Electronic Equipment & Instruments	3.06%
Semiconductors	2.94%
Specialty Chemicals	2.73%
Semiconductor Equipment	2.66%
Diversified Metals & Mining	2.15%
Application Software	2.13%
Brewers	2.05%
Personal Products	1.94%

Elfun International Equity Fund

Schedule of Investments	March 31, 2018 (Unaudited)

Sector	Percentage (based on Fair Value)

Industrial Machinery	1.91%
Electronic Components	1.84%
Movies & Entertainment	1.72%
Healthcare Supplies	1.70%
Diversified Real Estate Activities	1.66%
Auto Parts & Equipment	1.66%
Aerospace & Defense	1.62%
Home Building	1.58%
Biotechnology	1.57%
Property & Casualty Insurance	1.52%
Industrial Conglomerates	1.52%
Multi-Line Insurance	1.49%
Automobile Manufacturers	1.48%
Industrial Gases	1.39%
Healthcare Equipment	1.38%
Construction Materials	1.35%
Security & Alarm Services	1.33%
Leisure Products	1.21%
Education Services	1.17%
Internet & Direct Marketing Retail	1.14%
Electric Utilities	1.10%
Healthcare Services	0.90%
Cable & Satellite	0.47%
Asset Management & Custody Banks	0.46%
Internet Software & Services	0.44%
Oil & Gas Exploration & Production	0.42%

96.17%

Short-Term Investments
Short-Term Investments	3.83%

3.83%

100.00%

Affiliate Table
	Number of Shares Held at 12/31/17	Value At 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation /Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income
State Street Institutional Treasury Money Market Fund – Premier Class	—	—	8,656,510	4,201,042	—	—	4,455,468	$4,455,468	8,879
State Street Institutional U.S. Government Money Market Fund – Class G Shares	10,975,209	10,975,209	11,773,922	18,297,336	—	—	4,451,795	4,451,795	21,922

TOTAL		$10,975,209	$20,430,432	$22,498,378	$—	$—		$8,907,263	$30,801

Security Valuation

The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value each Fund’s investments by major category are as follows:

•	Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit.

•	Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s net asset value calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy. At March 31, 2018, the independent fair value service was used for certain foreign securities in the Fund, and these securities were classified within Level 2 of the fair value hierarchy.

The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018 is disclosed in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Fund had transfers from Level 1 to Level 2 during the period ended March 31, 2018, in the amount of $203,247,200. At March 31, 2018, these investments were valued using the independent fair value service. At September 30, 2017, these investments were valued at exchange closing prices.

Futures Contracts

The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the

Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.

For the period ended March 31, 2018, the Fund entered into futures contracts to equitize cash.

Income Taxes

At March 31, 2018, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

Cost of Investments for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
$201,795,528	$48,615,488	$18,112,527	$30,502,961

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))), are effective as of a date within 90 days prior to the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Separate certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached: EX-99 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun International Equity Fund

By:	/s/ Ellen M. Needham
Ellen M. Needham President

Date: May 18, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham President (Principal Executive Officer)

Date: May 18, 2018

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg Treasurer (Principal Financial Officer)

Date: May 18, 2018